Liquidity and Management Plans (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Aug. 31, 2020
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Failure to maintain stockholders' equity after reporting losses from continuing operations and/or net losses					$ 6,000,000.0
Unused availability of facility		$ 2,357,000
Spread on variable interest rate (as a percent)		2.00%
Trade accounts receivable net		$ 878,000
Prime Rate
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Spread on variable interest rate (as a percent)		2.00%
Hong Kong Joint Venture
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Unused availability of facility		$ 383,000		$ 1,795,000
Reduce trade accounts payable			$ 4,000,000
Trade accounts payable converted to an unsecured long-term note payable			$ 1,081,440
Line of Credit Facility, Interest Rate at Period End			5.50%
Repayment term for each advance			120 days
Paycheck Protection Program loan
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Proceeds from debt	$ 221,400